ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road, Suite J5B
                         Northbrook, Illinois 60062-7154



ALLEN R. REED                                  Writer's Direct Dial 847 402-7085
Associate Counsel                              Facsimile: 847 402-3781

May 2, 2007


BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re: Allstate Life Insurance Company Allstate Financial Advisors Separate Account I ("Registrant")
            File No. 333-121693 and 811-09327
            CIK No. 0001085612

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

     (2) Registrant electronically filed the text of the Amendment with the Commission.



Sincerely,


/s/ Allen R. Reed
-----------------
Allen R. Reed
Associate Counsel